Share-based payment - Employee Share Purchase Plan (Details)	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Employee Share Purchase Plan
Share-based payment
Saving period	12 months
Number of matching shares per every two shares	1
The number of shares that will be matched with one share	2
Employee Stock Purchase Plan 2017
Share-based payment
Total number of matching shares issued	3,980,286
Employee Stock Purchase Plan 2016
Share-based payment
Total number of matching shares issued		2,920,204
Total number of free shares issued			601,408
Employee Stock Purchase Plan 2015
Share-based payment
Total number of matching shares issued		1,661,951